SPECIAL TERMINATION ARRANGEMENTS - (Details) - Post employment benefits - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SPECIAL TERMINATION ARRANGEMENTS
Post-employment benefits	$ 4,030,275	$ 9,130,178
Charged to profit or loss	3,086,312	3,178,727
Balances at the beginning	9,130,178	16,163,033
Additions to profit or loss	3,086,312	3,178,727
Monetary result benefits paid to participants	(3,248,738)	(1,369,489)
Benefits paid to participants	(4,937,477)	(8,842,093)
Balances at closing	$ 4,030,275	$ 9,130,178